Document And Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Aug. 13, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Kallo Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		307,647,036
Entity Public Float		$ 2,778,844
Amendment Flag	false
Entity Central Index Key	0001389034
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Cash	$ 75,526	$ 318,445
Other receivables	177,755	87,196
Prepaid expenses	70,581	132,817
Total Current Assets	323,862	538,458
Copyrights (Note 6)	865,000	865,000
Equipment, net	33,257	77,541
TOTAL ASSETS	1,222,119	1,480,999
Current Liabilities:
Accrued liabilities	1,176,517	993,277
Accrued officers��� salaries (Note 7)	20,000	55,000
Acquisition cost payable (Note 6)	525	525
Current portion of obligations under capital leases (Note 7)	46,887	108,268
Loan payable (Note 8)	61,893	109,044
Convertible promissory note (Note 9)	100,096	200,767
Short term loans payable (Note 10)	85,123	65,283
Deferred revenue	24,990	24,990
Total Current Liabilities	1,516,031	1,557,154
TOTAL LIABILITIES	1,516,031	1,557,154
Stockholders��� Deficiency (Note 3)
Common stock, $0.00001 par value, 500,000,000 (December 31, 2012 ��� 500,000,000) shares authorized, 307,647,036 and 291,347,036 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively.	3,076	2,913
Additional paid-in capital	18,096,532	17,286,695
Deficit accumulated during the development stage	(18,393,520)	(17,365,763)
Total Stockholders��� Deficiency	(293,912)	(76,155)
TOTAL LIABILITIES AND STOCKHOLDERS��� DEFICIENCY	$ 1,222,119	$ 1,480,999

Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Common stock, authorized (in Shares)	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, issued (in Shares)	307,647,036	291,347,036
Common Stock, outstanding (in Shares)	307,647,036	291,347,036

Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		6 Months Ended		79 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Revenue					$ 15,887
Cost of Revenue					12,840
Gross Profit					3,047
General and administration	441,086	341,646	893,975	774,840	15,947,764
Selling and marketing	124,056	69,077	174,068	122,338	1,112,627
Software development costs	900		900		825,192
Foreign exchange loss (gain)	(19,653)	17,824	(12,294)	21,406	(22,602)
Depreciation	22,142	22,142	44,284	44,284	240,164
Interest and financing costs	4,533	12,699	7,494	38,696	216,795
Change in fair value on convertible promissory note	(333,612)	53,234	(34,003)	53,234	116,764
Gain on extinguishment of convertible promissory note	(46,667)		(46,667)		(46,667)
Loss on disposal of equipment					6,530
	192,785	516,622	1,027,757	1,054,798	18,396,567
Net Loss and Comprehensive Loss	$ (192,785)	$ (516,622)	$ (1,027,757)	$ (1,054,798)	$ (18,393,520)
Basic and diluted net loss per share (in Shares)	(0.001)	(0.004)	(0.003)	(0.008)
Basic and diluted net loss per share (in Dollars per share)	$ 296,720,662	$ 142,942,317	$ 294,063,703	$ 133,265,424

Condensed Consolidated Statements of Changes in Stockholders' Deficiency (Unaudited) (USD $)	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	6 Months Ended	12 Months Ended					24 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended						24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Additional Paid-in Capital [Member]	Jun. 30, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Dec. 31, 2007 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2006 Accumulated Deficit during Development Stage [Member]	Jun. 30, 2013 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2012 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2011 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2010 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2009 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2008 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2007 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2011 Accumulated Deficit during Development Stage [Member]
Shares issued for Rophe Acquisition									$ 60							$ 765,240
Shares issued for Rophe Acquisition (in Shares)									6,000,000
Issuance of common shares, value	2,629,497	718,694	170,050	150	163	526	136	12	2	17	(100)	809,837	2,628,971	718,558	170,038	14,998	172,608
Issuance of common shares, shares (in Shares)				15,000,000	16,300,000	52,589,910	13,604,132	1,133,664	150,000	1,721,502
Issuance of units, consisting of common shares and common share warrants			395,000					16							394,984
Issuance of units, consisting of common shares and common share warrants (in Shares)								1,580,000
Stock based compensation, value	4,746,416	3,125,000	3,375,000			1,178	585	135					4,745,238	3,124,415	3,374,865	7,500
Stock based compensation, shares (in Shares)						117,834,494	58,500,000	13,500,000
Shares issued for repayment of consulting fees, value	350,000	70,000				50	10						349,950	69,990
Shares issued for repayment of consulting fees, shares						5,000,000	1,000,000
Settlement of accounts payable by common shares, value	35,427	49,434				3	8						35,424	49,426
Settlement of accounts payable by common shares, shares (in Shares)						350,000	883,334
Settlement of compensation to past officer	60,000					5							59,995
Settlement of compensation to past officer (in Shares)						500,000
Commitment shares held in trust by Kodiak (Note 3)	100,000					20							99,980
Commitment shares held in trust by Kodiak (Note 3) (in Shares)	2,000,000					2,000,000
Receivable on stock subscription	(100,159)												(100,159)
Net Loss	(7,003,791)	(5,337,700)	(3,662,252)																(18,500)	(1,027,757)	(7,003,791)	(5,337,700)	(3,662,252)	(440,374)	(65,770)	(232,602)
	(893,545)	481,027	203,229	150	2,913	1,131	392	229	167		(100)	17,286,695	9,467,296	4,900,133	960,246	172,508		960,246	(18,500)	(17,365,763)	(10,361,972)	(4,419,498)	(757,246)	(316,872)	(251,102)		(757,246)
(in Shares)				15,000,000	291,347,036	113,072,632	39,085,166	22,871,502	16,721,502
Correction of error (Note 15)																		604,774									(604,774)
	$ (76,155)	$ (893,545)	$ 481,027		$ 3,076	$ 2,913	$ 1,131	$ 392	$ 229	$ 167		$ 18,096,532	$ 17,286,695	$ 9,467,296	$ 4,900,133	$ 960,246	$ 172,508	$ 9,467,296		$ (18,393,520)	$ (17,365,763)	$ (10,361,972)	$ (4,419,498)	$ (757,246)	$ (316,872)	$ (251,102)	$ (10,361,972)
(in Shares)	291,347,036				307,647,036	291,347,036	113,072,632	39,085,166	22,871,502	16,721,502

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		79 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,027,757)	$ (1,054,798)	$ (18,393,520)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation	44,284	44,284	240,164
Stock based compensation		47,988	11,229,832
Write-off of deferred financing costs			66,064
Extinguishment loss on revision of terms of loan conversion into shares			37,404
Loss on disposal of equipment			6,530
Non-cash interest accrued	343		9,069
Fair value loss on inception date of convertible promissory note		57,804	203,868
Change in fair value on convertible promissory note	(34,003)	(4,570)	(87,104)
Gain on extinguishment of convertible promissory note	46,667		46,667
Non-cash settlement of expenses	5,000	415,181	433,414
Changes in operating assets and liabilities:
Increase in other receivables	(90,559)	(5,004)	(177,755)
Increase in prepaid expenses	62,236	(199,286)	(13,814)
Increase/(Decrease) in accrued liabilities and officers��� salaries	148,240	(83,384)	1,773,380
Increase in deferred revenue			24,990
NET CASH USED IN OPERATING ACTIVITIES	(938,883)	(781,785)	(4,694,145)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in Rophe acquisition			300
Purchase of equipment			(14,418)
NET CASH USED IN INVESTING ACTIVITIES			(14,118)
CASH FLOWS FROM FINANCING ACTIVITIES
Stockholder advances/(repayments)			41,957
Proceeds from sale of common stock, net	805,000	756,374	4,556,744
Proceeds for shares to be issued		70,000	394,474
Deferred financing costs			(26,064)
Repayment of obligations under capital leases	(61,724)	(38,713)	(240,175)
(Repayment of) Proceeds from convertible promissory note	(20,001)	20,000	29,999
(Repayment of) Proceeds from loans payable	(27,311)	(9,290)	26,854
NET CASH PROVIDED BY FINANCING ACTIVITIES	695,964	798,371	4,783,789
NET (DECREASE) INCREASE IN CASH	(242,919)	16,586	75,526
CASH - BEGINNING OF PERIOD	318,445	15,821
CASH - END OF PERIOD	75,526	32,407	75,526
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable as partial consideration for Rophe acquisition			100,000
Common stock issued as partial consideration for Rophe acquisition			765,300
Acquisition of equipment under capital lease obligations			265,706
Conversion of loans payable into common shares			680,207
Settlement of accounts payable by common shares			84,861
Commitment shares held in trust by Kodiak			$ 100,000

NOTE 1 - ORGANIZATION AND GOING CONCERN	3 Months Ended
Jun. 30, 2013
Organizationand Going Concern [Abstract]
Organizationand Going Concern
NOTE 1 – ORGANIZATION AND GOING CONCERN

Organization

Kallo Inc. (the “Company” or “Kallo”), a development stage company, was incorporated in Nevada on December 12, 2006. The Company originally offered media, inks, printing, and graphic design services to the large format digital printing industry. The Company’s fiscal year ends on December 31st. On December 31, 2009, Kallo entered into an agreement with Rophe Medical Technologies Inc. and its shareholders (collectively “Rophe”) wherein Kallo acquired all of the issued and outstanding shares of common stock of Rophe. As a result of the Rophe transaction, Kallo changed its business focus from selling printing equipment to manufacturing and developing software designed to taking medical information from many sources, and then depositing it into a single source as an electronic medical record for each patient.

On December 10, 2010, the Company entered into a North American Authorized Agency Agreement (the “Agreement”) with Advanced Software Technologies, Inc., located in the Grand Cayman Islands (“AST”). Under the Agreement, the Company was appointed sales agent for AST and will be paid fees by AST for selling AST products. The Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market. The AST technology is being incorporated into the Company’s medical information software currently in development. Delays in announcing EMR specifications 5.0 by Ontario and Canadian regulatory bodies has caused a delay in the marketing plans for launching AST products in the Canadian market despite our EMR having been announced as the official EMR of the paediatric section – Ontario Medical Association.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The amounts of assets and liabilities in the consolidated financial statements do not purport to represent realizable or settlement values. The Company has incurred operating losses since inception and has an accumulated deficit of $18,393,520 at June 30, 2013. The Company will continue to incur losses as it develops its products and marketing channels during 2013.

The Company has met its historical working capital requirements from the sale of common shares and loans from an officer/stockholder. In order to not burden the Company, the officer/stockholder has agreed to provide funding to the Company to pay its annual audit fees, filing costs and legal fees as long as the board of directors deems it necessary. However, there can be no assurance that such financial support shall be ongoing or available on terms or conditions acceptable to the Company. This raises substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 2 - ACCOUNTING POLICIES AND OPERATIONS	3 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 – ACCOUNTING POLICIES AND OPERATIONS

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X related to smaller reporting companies. These unaudited condensed consolidated financial statements should be read in conjunction with the annual audited financial statements and notes, which are included as part of the Company’s Form 10-K filed with the SEC for the year ended December 31, 2012.

Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full year. Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal year ended December 31, 2012 as reported in the 10-K have been omitted. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation, have been included in the accompanying unaudited condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-11, “Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities”. The guidance in this update requires the Company to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The pronouncement is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented. The Company adopted this new standard on January 1, 2013 and it had no material effect on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under US GAAP that provide additional detail on these amounts. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU 2013-02 had no material effect on our financial statements.

In October 2012, the FASB issued ASU No. 2012-04, Technical Corrections and Improvements. The ASU clarifies the Codification or corrects unintended application of guidance and includes amendments identifying when the use of fair value should be linked to the definition of fair value in Topic 820, Fair Value Measurement. This ASU 2012-04 results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. The ASU is effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 had no material effect on our financial statements.

In July 2012, the FASB issued Accounting Standards Update (ASU) 2012-02, Intangibles-Goodwill and Other-Testing Indefinite-Lived Intangible Assets for Impairment, to allow entities to use a qualitative approach to test indefinite-lived intangible assets for impairment. ASU 2012-02 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If it is concluded that this is the case, it is then necessary to perform the currently prescribed quantitative impairment test by comparing the fair value of the indefinite-lived intangible asset with its carrying value. Otherwise, the quantitative impairment test is not required. This guidance is effective for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company adopted this guidance on January 1, 2013, and it had no material impact on the Company’s financial statements or related disclosures.

Recent Accounting Pronouncements

In March 2013, FASB issued ASU No. ASU 2013-05, Foreign Currency Matters (Topic 830) Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. The amendments in ASU 2013-05 provide guidance on releasing Cumulative Translation Adjustments when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. In addition, these amendments provide guidance on the release of cta in partial sales of equity method investments and in step acquisitions. The amendments are effective on a prospective basis for fiscal years and interim reporting periods within those years, beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Company plans to adopt this guidance beginning January 1, 2014. The adoption of this Standard should have no effect on the Company’s financial statements.

NOTE 3 - STOCKHOLDERS' DEFICIENCY	3 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3 – STOCKHOLDERS’ DEFICIENCY

Common Stock

During the quarter ended June 30, 2013, the Company issued 16,100,000 shares of its common stock in consideration of $805,000 and 200,000 shares of its common stock valued at $5,000 to a consultant as compensation.

On September 26, 2012, the Company entered into a investment agreement with Kodiak Capital Group, LLC (“Kodiak”) whereby the company issued 2,000,000 shares of its common stock in exchange for an option to sell up to $2,000,000 worth of shares of the Company at a price equal to eighty percent (80%) of the lowest daily preceding five days Volume Weighted Average Price at the time of exercise and expires six months from inception. The Company recorded a stock subscription receivable (included in equity) in the amount of $100,000 which was determined to be the fair value of the option on September 26, 2012. On October 24, 2012, Kallo filed a prospectus relating to the resale of up to 50,000,000 shares of common stock issuable to Kodiak for investment banking services pursuant to an Investment Agreement dated September 26th, 2012. The fair value of the option was valued using the following assumptions and estimates in the binomial lattice valuation model: Expected life of 6 months, volatility of 230%, dividend yield of 0% and risk-free interest rate of 0.13%.

The Investment Agreement will terminate when any of the following events occur:

•	Kodiak has purchased an aggregate of $2,000,000 of Kallo common stock or six (6) months after the effective date;

•	Kallo files or otherwise enters an order for relief in bankruptcy; or

•	Kallo common stock ceases to be registered under the Securities Exchange Act of 1934 (the “Exchange Act”).

On June 27, 2011, Kallo registered 10,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2011 Non-Qualified Stock Option Plan (the “2011 Plan”), to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.15. This 2011 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at June 30, 2013, 7,233,334 shares have been issued under this 2011 Non-Qualified Stock Option Plan.

On September 6, 2012, Kallo registered 50,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2012 Non-Qualified Stock Option Plan (the “2012 Plan”) to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.04. This 2012 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at June 30, 2013, no shares have been issued under this 2012 Non-Qualified Stock Option Plan.

Stock Split

On February 8, 2008 the Board of Directors approved a three-for-one stock split effective February 25, 2008. All references in the consolidated financial statements and related notes related to the number of shares and per share amounts of the common stock have been retroactively restated to reflect the impact of this stock split.

NOTE 4 - WARRANTS	3 Months Ended
Jun. 30, 2013
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding [Abstract]
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding
NOTE 4 – WARRANTS

Warrant activity for the year ended December 31, 2012 and the six months ended June 30, 2013 is as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Balance, December 31, 2011 (audited)	1,580,000	$0.50
Granted	-	-
Cancelled	-	-
Exercised	-	-
Balance, December 31, 2012 (audited) and June 30, 2013 (unaudited)	1,580,000	$0.50

Each warrant is exercisable for a period of one year from the effective date of a registration statement filed with the SEC. Such registration statement has not been filed yet.

The value of the stock purchase warrants granted in 2010 was valued at $117,620 using the following assumptions and estimates in the Black-Scholes model: Expected life of 1.2 years, volatility of 100%, dividend yield of 0% and risk-free interest rate of 1.40%.

NOTE 5 - RELATED PARTY TRANSACTIONS	3 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 5 – RELATED PARTY TRANSACTIONS

Included in short term loans payable is an amount due to a shareholder and director of the Company for the amount of $56,290 (See Note 10) and $9,856 (See Note 10) due to another director and officer of the Company and in accrued liabilities – other is an amount of $3,362 due to directors and officers of the Company as at June 30, 2013. Other receivables include an amount of $36,258 due from a director and officer of the Company for travel advances as at June 30, 2013.

Transactions with related parties are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

NOTE 6 - ROPHE ACQUISITION	3 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]
NOTE 6 – ROPHE ACQUISITION

On December 11, 2009, an agreement was entered into by the Company to acquire 100% of the issued and outstanding shares of Rophe Medical Technologies Inc. (“Rophe”) for cash consideration of $1,200,000 and 3,000,000 of the Company’s common shares valued at $0.122 per share (based on discounted market price per share at the date of acquisition) for total purchase price of $1,565,000 (the “Rophe Acquisition”). The $1,200,000 was initially payable as follows: $50,000 within 30 days of the date of the agreement; $200,000 on March 31, 2010; $250,000 on April 30, 2010; $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. This transaction was closed on December 31, 2009.

Subsequently, the Rophe Acquisition payment terms were amended and 3,000,000 additional shares of restricted common stock were issued in 2009 as payment for $400,000 with the remaining cash consideration as follows: $35,000 by March 5, 2010, $65,000 by March 31, 2010, $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. As at June 30, 2013, there is a payable in the amount of $525. The 3,000,000 shares were considered issued as at the closing date of the acquisition and valued based on discounted market price per share at the date of acquisition and the total of 6,000,000 shares issued for the Rophe acquisition are restricted.

The total recorded acquisition price of $865,000 was allocated to the copyrights obtained in the acquisition as they were the only significant assets of Rophe, which did not have any operations. The Company has not recorded the remaining contingent payment of $700,000 due to the uncertainty of the launch of Projects 1, 2 and 3. According to the Canadian Intellectual Property laws in Canada, the life of a copyright is the author’s life, the remainder of the calendar year in which the author dies, and a period of 50 years following the end of that calendar year. As a result, the useful life of the copyrights are determined to be indefinite are not amortized but subject to testing for impairment. The Company reviews the value of the copyrights on an annual basis to determine if the value has been impaired.

NOTE 7 - COMMITMENTS & CONTINGENCIES	3 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS & CONTINGENCIES

Commitments

Operating lease

The Company leases office facilities under non-cancelable operating leases. The Company’s obligations under non-cancelable lease commitments are as follows:

Year ending December 31, 2013	$34,236
Total	$34,236

Capital lease

Minimum lease payments on capital lease obligations are as follows:

Within one year	$46,887
$46,887

Software development

As discussed in Note 1, the Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market, of which $NIL (Fiscal 2012 - $24,000) was paid in 2013. The remaining balance of $56,496 is due in 2013.

Contingencies

(a)
On July 29, 2011, Watt International Inc. (“Watt”) commenced a third party claim against Kallo concerning monies that Kallo allegedly owed to Watt for branding and internet services provided by Watt to Kallo. Watt is seeking damages in the amount of $161,673.67 plus unspecified “special” damage. Management is of the opinion that Watt has charged Kallo for services that Watt did not perform, and that Watt has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof. Management is therefore unable to estimate the possible loss or range of loss in excess of the amounts accrued, if any.

(b)
On December 20, 2012, Mansfield Communications Inc. (Mansfield) filed a Statement of Claim against Kallo concerning monies allegedly owed by Kallo to Mansfield for media consultancy and communication services provided by Mansfield to Kallo. Mansfield is seeking damages in the amount of Canadian $191,246.11 plus unspecified “special” damage. As a result of the claim, on January 11, 2013, Kallo has cancelled 500,000 common shares previously issued to Mansfield as partial payment for services during 2012. On January 30, 2013, Kallo filed a Statement of Defense. Management is of the opinion that Mansfield has charged Kallo for services that Mansfield did not perform, and that Mansfield has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof. At this time, Management cannot assess the final outcome of this claim.

(c)
The Company has calculated the estimated amount of withholding taxes on stock-based compensation based on valuation obtained from a third party. Should the amount payable be different from the estimated amount, the difference will be recorded in the period of payment. At this point, the Company cannot make an estimate of the potential loss that may arise from any liability for withholding taxes.

NOTE 8 - LOAN PAYABLE	3 Months Ended
Jun. 30, 2013
Payable Loans [Abstract]
Payable Loans
NOTE 8 – LOAN PAYABLE

As at June 30, 2013, a loan payable of $61,893 (2012 - $109,044) to an arm’s length party bears interest at 6% per annum, is unsecured and is payable in monthly installments of principal and interest in the amount of Canadian $7,232.50. Future scheduled repayments of principal are as follows:

Within one year	$61,893
$61,893

NOTE 9 - CONVERTIBLE PROMISSORY NOTE	3 Months Ended
Jun. 30, 2013
Convertible Promissory Note [Abstract]
Convertible Promissory Note
NOTE 9 – CONVERTIBLE PROMISSORY NOTE

The convertible promissory notes are unsecured and bear interest at 3.25% per annum with all principal and accrued interest due and payable one year from the dates of execution of the Notes. The Notes are due as follows: $20,000 on April 23, 2013, $10,000 on July 5, 2013, $20,000 on August 22, 2012. The Holders may, in lieu of payment of the principal and interest, elect to convert such amount into common shares of the Company at the conversion price per share equal to 30% discount to the average of the previous three lowest trading days over the last 10 trading days prior to the Conversion Date. All shares converted on or after six months from the dates of execution of the notes shall be issued as free-trading, unrestricted shares. The Company may prepay these Notes at anytime without penalty and without the prior consent of the Holders.

At the commitment date, the Company elected to initially and subsequently measure in its entirety the convertible promissory notes at fair value by comparing the effective conversion price to the fair value of the Company’s stock. The Company recognized an initial derivative loss of $203,868 related to the debts on inception dates and recognized a gain of $87,104 related to change in fair values on the debts since their inception dates to the period ended June 30, 2013. The number of common shares indexed to the derivative financial instruments used in the above calculation were 2,472,089 and 10,000,000 as at inception date and June 30, 2013 respectively.

During the quarter ended June 30, 2013, the Company repaid $20,001 of the above promissory notes resulting in a gain of extinguishment of convertible promissory note of $46,667.

Cash received from convertible promissory notes	$50,000
Derivative loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value (gain)	(53,101)
Fair value as at December 31, 2012	200,767
Repayment of convertible promissory note	(20,001)
Gain on extinguishment of convertible promissory note	(46,667)
Change in fair value loss (gain)	(34,003)
Fair value as at June 30, 2013	$100,096

NOTE 10 - SHORT TERM LOANS PAYABLE	3 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 10 – SHORT TERM LOANS PAYABLE

On July 9, 2012, the Company issued a promissory note to a director agreeing to pay the principal amount of $30,000 plus interest at the rate of 6% per annum on July 31, 2012. Kallo did not pay on the due date and the director advanced a further $24,839 which is non-interest bearing, unsecured and has no fixed repayment date. The total amount of $56,290 remains outstanding as at June 30, 2013.

An officer and a stockholder have agreed to provide short term funding to the Company by paying some of its expenses. The advances are non-interest bearing, unsecured and have no fixed repayment dates. As at June 30, 2013, $9,856 was owing to the officer and the stockholder.

As at June 30, 2013, the balance of $18,977 represented short term funding provided by third parties which are non-interest bearing, unsecured and have no fixed repayment date.

NOTE 4 - WARRANTS (Tables)	3 Months Ended
Jun. 30, 2013
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted Average
	Number of Warrants	Exercise Price
Balance, December 31, 2011 (audited)	1,580,000	$0.50
Granted	-	-
Cancelled	-	-
Exercised	-	-
Balance, December 31, 2012 (audited) and June 30, 2013 (unaudited)	1,580,000	$0.50

NOTE 7 - COMMITMENTS & CONTINGENCIES (Tables)	3 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
Year ending December 31, 2013	$34,236
Total	$34,236

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Within one year	$46,887
$46,887

NOTE 8 - LOAN PAYABLE (Tables)	3 Months Ended
Jun. 30, 2013
Payable Loans [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Within one year	$61,893
$61,893

NOTE 9 - CONVERTIBLE PROMISSORY NOTE (Tables)	3 Months Ended
Jun. 30, 2013
Convertible Promissory Note [Abstract]
Schedule of Debt [Table Text Block]
Cash received from convertible promissory notes	$50,000
Derivative loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value (gain)	(53,101)
Fair value as at December 31, 2012	200,767
Repayment of convertible promissory note	(20,001)
Gain on extinguishment of convertible promissory note	(46,667)
Change in fair value loss (gain)	(34,003)
Fair value as at June 30, 2013	$100,096

NOTE 1 - ORGANIZATION AND GOING CONCERN (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2013
Organizationand Going Concern [Abstract]
Research and Development Expense, Software (Excluding Acquired in Process Cost)	$ 213,000
Cumulative Earnings (Deficit)		$ 18,393,520

NOTE 3 - STOCKHOLDERS' DEFICIENCY (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended					79 Months Ended
	Dec. 31, 2006	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Value, Issued for Cash (in Dollars)	$ 50	$ 16,100,000	$ 810,000		$ 2,629,497	$ 718,694	$ 170,050	$ 15,000	$ 172,625
Stock Issued During Period, Shares, Issued for Services		805,000
Issuance of Stock and Warrants for Services or Claims (in Dollars)		200,000			35,427	49,434				84,861
Stock Issued During Period, Value, Issued for Services (in Dollars)		5,000			2,000,000
undefined					2,000,000
Sale of Stock, Offering of Shares (in Dollars)					2,000,000
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)					$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued					50,000,000	10,000,000
Fair Value Assumptions, Expected Term				1 year 73 days	6 years
Fair Value Assumptions, Expected Volatility Rate				100.00%	230.00%
Fair Value Assumptions, Expected Dividend Rate				0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate				1.40%	0.13%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)					$ 0.04	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		7,233,334	7,233,334							7,233,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					50,000,000

NOTE 4 - WARRANTS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2010	Dec. 31, 2012
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding [Abstract]
Warrants Issued During Period, Value, New Issues (in Dollars)	$ 117,620
Fair Value Assumptions, Expected Term		1 year 73 days	6 years
Fair Value Assumptions, Expected Volatility Rate		100.00%	230.00%
Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate		1.40%	0.13%

NOTE 4 - WARRANTS (Details) - Warrant Activity	Jun. 30, 2013	Dec. 31, 2011
Warrant Activity [Abstract]
	1,580,000	1,580,000

NOTE 5 - RELATED PARTY TRANSACTIONS (Details) (USD $)	Jun. 30, 2013
Related Party Transactions [Abstract]
Accounts Payable, Related Parties	$ 56,290
Due to Related Parties	9,856
Due to Officers or Stockholders	3,362
Due from Officers or Stockholders	$ 36,258

NOTE 6 - ROPHE ACQUISITION (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Mar. 05, 2010	Jan. 10, 2010	Dec. 11, 2009
Disclosure Text Block Supplement [Abstract]
Equity Method Investment, Ownership Percentage								100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid								$ 1,200,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration								3,000,000
Sale of Stock, Price Per Share (in Dollars per share)								$ 0.122
Business Acquisition, Cost of Acquired Entity, Purchase Price								1,565,000
Business Acquisition, Initial Payment							50,000
Business Acquisition, Second Payment					200,000
Business Acquisition, Third Payment				250,000
Business Acquisition, Payment on Launch of Project 1			233,333
Business Acquisition, Payment on Launch of Project 2			233,333
Business Acquisition, Payment on Launch of Project 3			233,334
Business Acquisition Cost of Acquired Entity Amended Purchase Price Other Non-cash Consideration						3,000,000
Business Acquisition, Amended Agreement, Cost of Acquired Entity, Additional Cash Consideration						400,000
Business Acquisition, Amended Agreement, First Additional Payment						35,000
Business Acquisition, Amended Agreement, Second Additional Payment					65,000
Business Acquisition, Balance Due at Period End	525
Business Acquisition, Cost of Acquired Entity, Amended Purchase Price		865,000
Business Acquisition, Cost of Acquired Entity, Remaining Contingent Payment		$ 700,000

NOTE 7 - COMMITMENTS & CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Jan. 11, 2011 USD ($)	Dec. 31, 2010 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation						$ 213,000
Payments to Acquire Software	56,496	24,000
Loss Contingency, Damages Sought, Value (in Dollars)			191,246.11	161,673.67
Cancellation of Restricted Shares					$ 500,000

NOTE 7 - COMMITMENTS & CONTINGENCIES (Details) - Non-cancelable Operating Leases (USD $)	Jun. 30, 2013
Non-cancelable Operating Leases [Abstract]
Year ending December 31, 2013	$ 34,236
Total	$ 34,236

NOTE 7 - COMMITMENTS & CONTINGENCIES (Details) - Minimum Lease Payments on Capital Lease Obligations: (USD $)	Dec. 31, 2013
Minimum Lease Payments on Capital Lease Obligations: [Abstract]
Within one year	$ 46,887
$ 46,887

NOTE 8 - LOAN PAYABLE (Details) (CAD)	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jul. 09, 2012
Payable Loans [Abstract]
Debt Instrument, Face Amount	61,893	109,044
Debt Instrument, Interest Rate, Effective Percentage	6.00%		6.00%
Debt Instrument, Periodic Payment	7,232.5

NOTE 8 - LOAN PAYABLE (Details) - Future Scheduled Repayments of Principal on Loan Payable (USD $)	6 Months Ended
Jun. 30, 2013
Future Scheduled Repayments of Principal on Loan Payable [Abstract]
Within one year	$ 61,893
$ 61,893

NOTE 9 - CONVERTIBLE PROMISSORY NOTE (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					15 Months Ended	79 Months Ended
	Jul. 02, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jul. 05, 2013	Jun. 30, 2013	Apr. 23, 2013	Dec. 31, 2012	Aug. 22, 2012	Jul. 22, 2013	Jun. 30, 2013
Convertible Promissory Note [Abstract]
Debt Instrument, Convertible, Effective Interest Rate											3.25%
Proceeds from Convertible Debt						$ 10,000		$ 20,000	$ 50,000	$ 20,000
Debt Instrument, Convertible, Conversion Ratio							0.3
Derivative, Loss on Derivative							203,868
Fair Value, Option, Changes in Fair Value, Gain (Loss)		333,612	(53,234)	34,003	(53,234)		87,104		(53,101)			(116,764)
Common Stock, Conversion Basis	2,472,089						10,000,000
Increase (Decrease) in Notes Payable, Current				20,001
Gains (Losses) on Extinguishment of Debt		$ 46,667		$ 46,667								$ 46,667

NOTE 9 - CONVERTIBLE PROMISSORY NOTE (Details) - Convertible Promissory Note (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					79 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jul. 05, 2013	Jun. 30, 2013	Apr. 23, 2013	Dec. 31, 2012	Aug. 22, 2012	Jun. 30, 2013
ConvertiblePromissoryNoteAbstractAlt0
Cash received from convertible promissory notes					$ 10,000		$ 20,000	$ 50,000	$ 20,000
Derivative loss on inception date				57,804				203,868		203,868
Fair value of convertible promissory notes on inception date								253,868
Change in fair value (gain)	333,612	(53,234)	34,003	(53,234)		87,104		(53,101)		(116,764)
	100,096		100,096			100,096		200,767		100,096
Repayment of convertible promissory note			(20,001)
Gain on extinguishment of convertible promissory note	$ 46,667		$ 46,667							$ 46,667

NOTE 10 - SHORT TERM LOANS PAYABLE (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jul. 09, 2012
Debt Disclosure [Abstract]
Notes Payable, Related Parties			$ 30,000
Debt Instrument, Interest Rate, Effective Percentage	6.00%		6.00%
Notes Payable, Related Parties, Current		24,839
Increase (Decrease) in Due to Related Parties	56,290
Short Term Note Due to Officers or Stockholders	9,856
Notes Payable	$ 18,977